UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06730

                  ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: October 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCE BERNSTEIN LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005  (unaudited)

Company                                                 Shares     U.S. $ Value
-------                                               ---------   --------------
COMMON STOCKS-99.7%

Technology-36.3%
Communication Equipment-9.0%
Corning, Inc.(a)                                      4,011,550   $   80,592,040
Juniper Networks, Inc.(a)*                            4,527,300      105,621,909
QUALCOMM, Inc.                                        3,180,000      126,436,800
                                                                  --------------
                                                                     312,650,749
                                                                  --------------
Computer Hardware/Storage-8.6%
Apple Computer, Inc.(a)                               3,240,800      186,637,672
Dell, Inc.(a)                                         3,211,900      102,395,372
EMC Corp.(a)                                            839,200       11,715,232
                                                                  --------------
                                                                     300,748,276
                                                                  --------------
Computer Peripherals-1.7%
Network Appliance, Inc.(a)*                           2,139,290       58,530,974
                                                                  --------------
Internet Media-10.3%
Google, Inc. Cl.A(a)*                                   546,470      203,363,346
Yahoo!, Inc.(a)*                                      4,173,800      154,305,386
                                                                  --------------
                                                                     357,668,732
                                                                  --------------
Semiconductor Components-6.7%
Broadcom Corp. Cl.A(a)                                2,285,700       97,050,822
Marvell Technology Group, Ltd. (Bermuda)(a)*          2,195,600      101,897,796
Texas Instruments, Inc.*                              1,192,400       34,043,020
                                                                  --------------
                                                                     232,991,638
                                                                  --------------
                                                                   1,262,590,369
                                                                  --------------
Health Care-22.4%
Biotechnology-6.5%
Affymetrix, Inc.(a)*                                    591,200       26,858,216
Amgen, Inc.(a)                                          455,800       34,531,408
Genentech, Inc.(a)                                    1,538,100      139,351,860
Gilead Sciences, Inc.(a)                                506,300       23,922,675
                                                                  --------------
                                                                     224,664,159
                                                                  --------------
Drugs-3.1%
Eli Lilly & Co.                                         264,700       13,179,413
Teva Pharmaceutical Industries, Ltd.
   (ADR) (Israel)*                                    2,512,800       95,787,936
                                                                  --------------
                                                                     108,967,349
                                                                  --------------
Medical Products-6.9%
Alcon, Inc. (Switzerland)*                              648,100       86,132,490
St. Jude Medical, Inc.(a)*                            2,059,900       99,019,393
Zimmer Holdings, Inc.(a)*                               874,900       55,792,373
                                                                  --------------
                                                                     240,944,256
                                                                  --------------
Medical Services-5.9%
Caremark Rx, Inc.(a)                                    130,900        6,859,160
UnitedHealth Group, Inc.*                             1,475,530       85,418,432
WellPoint, Inc.(a)                                    1,525,700      113,939,276
                                                                  --------------
                                                                     206,216,868
                                                                  --------------
                                                                     780,792,632
                                                                  --------------

Consumer Services-15.3%
Advertising-0.7%
Getty Images, Inc.(a)*                                  177,100       14,701,071
Lamar Advertising Co. Cl.A(a)*                          236,900       10,570,478
                                                                  --------------
                                                                      25,271,549
                                                                  --------------
Broadcasting & Cable-1.3%
The E.W. Scripps Co. Cl.A*                              977,080       44,750,264
                                                                  --------------
Entertainment & Leisure-4.4%
Carnival Corp. (Panama)*                                454,800       22,589,916
eBay, Inc.(a)*                                        3,263,100      129,218,760
                                                                  --------------
                                                                     151,808,676
                                                                  --------------
Restaurants & Lodging-0.1%
Hilton Hotels Corp.                                     264,070        5,136,161
                                                                  --------------
Retail - General Merchandise-6.3%
Lowe's Cos., Inc.*                                    1,755,100      106,657,427
Target Corp.                                          2,022,900      112,655,301
                                                                  --------------
                                                                     219,312,728
                                                                  --------------
Miscellaneous-2.5%
Electronic Arts, Inc.(a)*                             1,501,300       85,393,944
                                                                  --------------
                                                                     531,673,322
                                                                  --------------
Finance-9.4%
Banking - Regional-0.2%
Northern Trust Corp.*                                   130,900        7,016,240
                                                                  --------------
Brokerage & Money Management-3.9%
Franklin Resources, Inc.*                               501,393       44,308,099
Legg Mason, Inc.*                                       237,000       25,432,470
The Goldman Sachs Group, Inc.*                          512,300       64,739,351
                                                                  --------------
                                                                     134,479,920
                                                                  --------------
Insurance-5.3%
Ace Ltd. (Cayman Islands)                               501,600       26,133,360
AFLAC, Inc.                                             543,650       25,975,597
American International Group, Inc.                    1,296,050       83,984,040
The Progressive Corp.*                                  429,001       49,682,606
                                                                  --------------
                                                                     185,775,603
                                                                  --------------
                                                                     327,271,763
                                                                  --------------
Energy-5.7%
Oil Service-5.7%
Halliburton Co.*                                      1,737,300      102,674,430
Nabors Industries, Ltd. (Bermuda)(a)*                 1,389,760       95,379,229
                                                                  --------------
                                                                     198,053,659
                                                                  --------------
Consumer Staples-4.7%
Household Products-3.5%
The Procter & Gamble Co.                              2,194,800      122,886,852
                                                                  --------------
Retail - Food & Drug-1.2%
Walgreen Co.                                            305,800       13,892,494
Whole Foods Market, Inc.                                197,400       28,451,262
                                                                  --------------
                                                                      42,343,756
                                                                  --------------
                                                                     165,230,608
                                                                  --------------
Capital Goods-2.6%
Miscellaneous-2.6%

General Electric Co.                                  2,629,000       89,149,390
                                                                  --------------
Consumer Manufacturing-2.0%
Building & Related-2.0%
Pulte Homes, Inc.*                                    1,809,200       68,369,668
                                                                  --------------
Aerospace & Defense-0.8%
Aerospace-0.8%
The Boeing Co.*                                         462,850       29,918,624
                                                                  --------------
Multi-Industry Companies-0.5%
Textron, Inc.                                           224,100       16,144,164
                                                                  --------------
Total Common Stocks
(cost $2,496,563,964)                                              3,469,194,199
                                                                  --------------

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
                                                       ---------   -------------
SHORT-TERM INVESTMENT-0.8%
Time Deposit-0.8%
State Street Euro Dollar
3.10%, 11/01/05
(cost $27,748,000)                                       $27,748      27,748,000
                                                                   -------------
Total Investment Before Security Lending
Collateral-100.5%
(cost $2,524,311,964)                                              3,496,942,199
                                                                   -------------

                                                      Shares      U.S. $ Value
                                                   -----------   --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-18.1%
Short-Term Investment
UBS Private Money Market Fund, LLC, 3.87%
(cost $630,898,817)                                630,898,817      630,898,817
                                                                 --------------
Total Investments-118.6%
(cost $3,155,210,781)                                             4,127,841,016
Other assets less liabilities-(18.6%)                              (646,674,637)
                                                                 --------------
Net Assets-100%                                                  $3,481,166,379
                                                                 --------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Large Cap Growth Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: December 27, 2005


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: December 27, 2005